Master Trust A Investments - Schedule of Plan's Interest in Investment Income (Details) - EBP Salaried DPS Plan $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Total investment income	$ 684,471
Master Trust A
EBP, Master Trust [Line Items]
Total investment income	188,881 [1]
Master Trust Balances | Master Trust A
EBP, Master Trust [Line Items]
Interest and dividends on other investments	8,105
Plan’s interest in investment income	222,238
Total investment income	230,343
Plan’s interest in Master Trust Balances | Master Trust A
EBP, Master Trust [Line Items]
Total investment income	$ 188,881

[1]	Represents the Plan’s interest in investment income earned from Master Trust A from January 1, 2025 through October 6, 2025, with October 6, 2025 representing the completion of the transition (the “Transition”). For further details, see Note 1. Description of the Plan - Master Trusts and Note 4. Master Trust A Investments.